Pension Plans and Other Benefits - Level 3 Roll Forward (Details) (Level 3 [Member], USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010
United States Pension Plans Of U S Entity Defined Benefit [Member]
The following table provides a reconciliation of our plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended May 31, 2011:
Beginning balance	$ 19.8	$ 22.2
Net realized and unrealized gains/(losses)	3.4	(2.3)
Purchases, issuances, settlements, net	(0.4)	(0.1)
Ending balance	22.8	19.8
Foreign Pension Plans Defined Benefit [Member]
The following table provides a reconciliation of our plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended May 31, 2011:
Beginning balance	7.4	7.7
Net realized and unrealized gains/(losses)	0.5	(0.3)
Purchases, issuances, settlements, net	(0.7)	0
Ending balance	$ 7.2	$ 7.4